Total
Supplement dated May 1, 2018
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP SM - AQR International Core Equity Fund (known as CTIVPSM - Pyramis® International Equity Fund prior to May 21, 2018 and Variable Portfolio - Pyramis® International Equity Fund prior to May 1, 2018) (the Fund)	5/1/2018

On March 13, 2018 the Fund's Board of Trustees approved changes to the Fund's name, principal investment strategies and subadviser. These changes, as well as changes to the Fund's principal risks and portfolio management team, will become effective on May 21, 2018 and are reflected in the Prospectus to which this Supplement relates. Until these changes become effective on May 21, 2018, when this Supplement automatically expires, the following revisions described in this Supplement are hereby made to the Fund's Prospectus to reflect the current principal investment strategies, principal risks, subadviser and portfolio manager.

The information under the subsection "Principal Investment Strategies" in the "Summary of CTIVPSM - AQR International Core Equity Fund" section is hereby superseded and replaced with the following:

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. Under normal circumstances, the Fund invests its assets in common stocks of companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Index). The market capitalization range of the companies included within the Index was $1.3 billion to $241.4 billion as of March 31, 2018. The market capitalization range and composition of the companies in the Index are subject to change. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.

The information under the subsection "Principal Risks" in the "Summary of CTIVPSM - AQR International Core Equity Fund" section is hereby revised to add Growth Securities Risk and to replace Sector Risk with the following:

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector, including the financial services sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Additionally, Counterparty Risk, Depositary Receipts Risk, Derivatives Risk, Derivatives Risk - Forward Contracts Risk, Derivatives Risk - Futures Contracts Risk, Exchange-Traded Fund (ETF) Risk, Foreign Currency Risk, Momentum Style Risk, Money Market Fund Investment Risk, Quantitative Model Risk and Value Securities Risk are not applicable to the Fund until May 21, 2018.